SHARE CAPITAL (Narrative) (Details)				1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 13, 2022 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Oct. 15, 2020 USD ($) $ / shares shares	Dec. 02, 2021 shares	Nov. 30, 2020 $ / shares shares	Nov. 30, 2020 USD ($) shares	Nov. 30, 2021 USD ($) Share $ / shares shares	Nov. 30, 2020 USD ($) shares	Aug. 31, 2021 USD ($) Share $ / shares shares	Aug. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares					70,726,617	70,726,617	79,859,916	70,726,617	75,271,126	64,095,073
Payments for share issue costs							$ 354,000	$ 592,000
Proceeds from issuance of equity							$ 12,039,000	12,736,000
Number of share options granted in share-based payment arrangement | Share							42,000		1,596,500
Stock options compensation expense							$ 764,000	280,000
Deferred share unit expense							43,000	159,000
Deferred share units share based compensation							4,000	121,000
Deferred share units director fees							39,000	38,000
Deferred share units additional share-based compensation							$ 230,000
Deferred share units issued and outstanding | shares							524,312
Deferred share units fully vested | shares							325,353
Aggregate restricted share units expense							$ 233,000	78,000
Restricted share units expense							209,000	67,000
Restricted share units expense capitalized							$ 24,000	11,000
Restricted share units settled | shares							11,000
Restricted share units issued and outstanding | shares							536,992
Restricted share units vested | shares							48,715
At-The-Market-Offering-Sales-Agreement [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares						5,440,186	4,567,790		2,502,790
Equity issuance, price per share | (per share)					$ 2.21		$ 2.62		$ 4.38
Gross proceeds from issuing shares						$ 12,000,000	$ 11,986,000		$ 10,951,000
Payments for share issue costs						$ 592,000	354,000		$ 701,000
Proceeds from issuance of equity							$ 160
At-The-Market-Offering-Sales-Agreement [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares	544,735			77,200
Equity issuance, price per share | $ / shares	$ 2.00
Gross proceeds from issuing shares	$ 1,060,000.00
HCI [Member]
Disclosure of classes of share capital [line items]
Proportion of entity interest held by another entity		31.00%	31.00%				26.67%
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		1,121,076	1,146,790
Equity issuance, price per share | $ / shares		$ 2.23	$ 2.18
Proceeds from issuance of equity		$ 2,500,000	$ 2,500,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense							$ 702,000	253,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense							$ 62,000	$ 27,000